Guarantor Financial Statements	9 Months Ended	12 Months Ended
	Oct. 01, 2011	Dec. 31, 2010
Guarantor Financial Statements/ Guarantor Information [Abstract]
GUARANTOR FINANCIAL STATEMENTS

(M)	GUARANTOR FINANCIAL STATEMENTS

Nortek’s 10% Notes and 8.5% Notes are guaranteed by each of Nortek’s current and future domestic subsidiaries that guarantee Nortek’s obligations under its senior secured credit facilities (the “Guarantors”). The Guarantors are wholly-owned either directly or indirectly by Nortek and jointly and severally guarantee Nortek’s obligations under the 10% Notes and 8.5% Notes. None of Nortek’s foreign subsidiaries guarantee the 10% Notes and 8.5% Notes.

Consolidating balance sheets related to Nortek, the Guarantors and non-Guarantor subsidiaries as of October 1, 2011 and December 31, 2010 and the related consolidating statements of operations and cash flows for the third quarter and first nine months ended October 1, 2011 and October 2, 2010 are reflected below in order to comply with the reporting requirements for guarantor subsidiaries.

Condensed Consolidating Balance Sheet as of October 1, 2011

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
	(Dollar amounts in millions)

ASSETS:
Current Assets:
Unrestricted cash and cash equivalents	$22.9	$9.4	$24.9	$—	$57.2
Restricted cash	—	—	0.1	—	0.1
Accounts receivable, less allowances	—	203.1	82.0	—	285.1
Intercompany receivables (payables)	1.6	(20.4)	18.8	—	—
Inventories, net	—	253.4	79.5	(3.9)	329.0
Prepaid expenses	1.1	11.4	5.4	—	17.9
Other current assets	1.6	33.9	9.2	(3.3)	41.4
Prepaid income taxes	4.0	13.7	0.7	—	18.4

Total current assets	31.2	504.5	220.6	(7.2)	749.1

Property and Equipment, at Cost:
Total property and equipment, net	0.5	145.7	71.3	—	217.5

Other Long-term Assets:
Investment in subsidiaries and long-term receivable from (to) subsidiaries	1,236.9	96.5	(43.8)	(1,289.6)	—
Goodwill	—	289.6	15.1	—	304.7
Intangible assets, less accumulated amortization	—	632.4	38.0	—	670.4
Other assets	25.0	18.8	0.5	—	44.3

Total other long-term assets	1,261.9	1,037.3	9.8	(1,289.6)	1,019.4

Total assets	$1,293.6	$1,687.5	$301.7	$(1,296.8)	$1,986.0

LIABILITIES AND STOCKHOLDERS’ INVESTMENT (DEFICIT):
Current Liabilities:
Notes payable and other short-term obligations	$—	$—	$2.1	$—	$2.1
Current maturities of long-term debt	28.5	3.3	1.9	—	33.7
Long-term debt	—	—	0.2	—	0.2
Accounts payable	0.9	81.6	88.1	—	170.6
Accrued expenses and taxes, net	40.0	142.3	48.0	—	230.3

Total current liabilities	69.4	227.2	140.3	—	436.9

Other Liabilities:
Deferred income taxes	(35.6)	154.4	9.5	(2.7)	125.6
Other long-term liabilities	43.2	115.8	16.0	—	175.0

	7.6	270.2	25.5	(2.7)	300.6

Notes, Mortgage Notes and Obligations Payable, Less Current Maturities	1,115.0	14.9	17.0	—	1,146.9

Stockholder’s investment (deficit)	101.6	1,175.2	118.9	(1,294.1)	101.6

Total liabilities and stockholder’s investment (deficit)	$1,293.6	$1,687.5	$301.7	$(1,296.8)	$1,986.0

Condensed Consolidating Balance Sheet as of December 31, 2010

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
	(Dollar amounts in millions)

ASSETS:
Current Assets:
Unrestricted cash and cash equivalents	$16.0	$21.3	$20.4	$—	$57.7
Restricted cash	—	—	0.1	—	0.1
Accounts receivable, less allowances	—	203.6	77.2	—	280.8
Intercompany receivables (payables)	1.4	(27.4)	26.0	—	—
Inventories, net	—	241.1	75.9	(3.5)	313.5
Prepaid expenses	2.4	9.0	4.5	—	15.9
Other current assets	6.3	18.7	8.2	(0.9)	32.3
Prepaid income taxes	6.1	9.1	1.7	—	16.9

Total current assets	32.2	475.4	214.0	(4.4)	717.2

Property and Equipment, at Cost:
Total property and equipment, net	0.6	157.1	77.8	—	235.5

Other Long-term Assets:
Investment in subsidiaries and long-term receivable from (to) subsidiaries	1,236.6	132.9	(20.8)	(1,348.7)	—
Goodwill	—	280.1	12.0	—	292.1
Intangible assets, less accumulated amortization	—	663.6	31.4	—	695.0
Other assets	16.3	14.2	0.8	—	31.3

Total other long-term assets	1,252.9	1,090.8	23.4	(1,348.7)	1,018.4

Total assets	$1,285.7	$1,723.3	$315.2	$(1,353.1)	$1,971.1

LIABILITIES AND STOCKHOLDERS’ INVESTMENT (DEFICIT):
Current Liabilities:
Notes payable and other short-term obligations	$—	$—	$8.6	$—	$8.6
Current maturities of long-term debt	—	5.0	2.7	—	7.7
Long-term debt	—	—	1.5	—	1.5
Accounts payable	4.0	83.9	87.8	—	175.7
Accrued expenses and taxes, net	19.3	123.9	50.0	—	193.2

Total current liabilities	23.3	212.8	150.6	—	386.7

Other Liabilities:
Deferred income taxes	(12.8)	153.5	13.7	(1.7)	152.7
Other long-term liabilities	38.0	116.2	16.9	—	171.1

	25.2	269.7	30.6	(1.7)	323.8

Notes, Mortgage Notes and Obligations Payable, Less Current Maturities	1,078.4	13.2	10.2	—	1,101.8

Stockholder’s investment (deficit)	158.8	1,227.6	123.8	(1,351.4)	158.8

Total liabilities and stockholder’s investment (deficit)	$1,285.7	$1,723.3	$315.2	$(1,353.1)	$1,971.1

Condensed Consolidating Statement of Operations
For the third quarter ended October 1, 2011

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
	(Dollar amounts in millions)

Net Sales	$—	$446.0	$170.3	$(64.5)	$551.8

Costs and expenses:
Costs of products sold	—	330.9	145.3	(66.6)	409.6
Selling, general and administrative expenses, net	8.3	83.7	25.1	—	117.1
Amortization of intangible assets	—	10.2	0.9	—	11.1

	8.3	424.8	171.3	(66.6)	537.8

Operating (loss) earnings	(8.3)	21.2	(1.0)	2.1	14.0
Interest expense	(23.8)	(0.5)	(0.3)	—	(24.6)

(Loss) income before charges and allocations to subsidiaries and equity in subsidiaries’ (loss) earnings before income taxes	(32.1)	20.7	(1.3)	2.1	(10.6)
Charges and allocations to subsidiaries and equity in subsidiaries’ (loss) earnings before income taxes	21.5	(17.7)	(0.1)	(3.7)	—

(Loss) earnings before (benefit) provision for income taxes	(10.6)	3.0	(1.4)	(1.6)	(10.6)
(Benefit) provision for income taxes	(8.5)	37.0	(4.3)	(32.7)	(8.5)

Net (loss) earnings	$(2.1)	$(34.0)	$2.9	$31.1	$(2.1)

Condensed Consolidating Statement of Operations
For the third quarter ended October 2, 2010

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
	(Dollar amounts in millions)

Net Sales	$—	$411.0	$120.4	$(34.8)	$496.6

Costs and expenses:
Costs of products sold	—	290.8	104.1	(33.5)	361.4
Selling, general and administrative expenses, net	6.0	77.6	16.5	—	100.1
Amortization of intangible assets	—	7.9	0.5	—	8.4

	6.0	376.3	121.1	(33.5)	469.9

Operating (loss) earnings	(6.0)	34.7	(0.7)	(1.3)	26.7
Interest expense	(22.0)	(0.3)	(0.6)	—	(22.9)
Investment income	—	0.1	—	—	0.1

(Loss) income before charges and allocations to subsidiaries and equity in subsidiaries’ earnings (loss) before income taxes	(28.0)	34.5	(1.3)	(1.3)	3.9
Charges and allocations to subsidiaries and equity in subsidiaries’ earnings (loss) before income taxes	31.9	(17.2)	(0.4)	(14.3)	—

Earnings (loss) before (benefit) provision
for income taxes	3.9	17.3	(1.7)	(15.6)	3.9
(Benefit) provision for income taxes	(5.9)	0.7	2.0	(2.7)	(5.9)

Net earnings (loss)	$9.8	$16.6	$(3.7)	$(12.9)	$9.8

Condensed Consolidating Statement of Operations
For the first nine months ended October 1, 2011

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
	(Dollar amounts in millions)

Net Sales	$—	$1,292.2	$531.8	$(218.7)	$1,605.3

Costs and expenses:
Costs of products sold	—	940.2	459.2	(216.1)	1,183.3
Selling, general and administrative expenses, net	30.2	252.4	68.8	—	351.4
Amortization of intangible assets	—	32.0	1.9	—	33.9

	30.2	1,224.6	529.9	(216.1)	1,568.6

Operating (loss) earnings	(30.2)	67.6	1.9	(2.6)	36.7
Interest expense	(78.8)	(1.4)	(0.8)	—	(81.0)
Loss from debt retirement	(33.8)	——	—	—	(33.8)
Investment income	—	—	0.1	—	0.1

(Loss) income before charges and allocations to subsidiaries and equity in subsidiaries’ (loss) earnings before income taxes	(142.8)	66.2	1.2	(2.6)	(78.0)
Charges and allocations to subsidiaries and equity in subsidiaries’ (loss) earnings before income taxes	64.8	(52.1)	—	(12.7)	—

(Loss) earnings before (benefit) provision for income taxes	(78.0)	14.1	1.2	(15.3)	(78.0)
(Benefit) provision for income taxes	(22.9)	31.9	5.8	(37.7)	(22.9)

Net (loss) earnings	$(55.1)	$(17.8)	$(4.6)	$22.4	$(55.1)

Condensed Consolidating Statement of Operations
For the first nine months ended October 2, 2010

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
	(Dollar amounts in millions)

Net Sales	$—	$1,183.0	$378.5	$(125.0)	$1,436.5

Costs and expenses:
Costs of products sold	—	854.7	318.4	(121.6)	1,051.5
Selling, general and administrative expenses, net	19.5	224.0	54.5	—	298.0
Amortization of intangible assets	—	26.2	2.8	—	29.0

	19.5	1,104.9	375.7	(121.6)	1,378.5

Operating (loss) earnings	(19.5)	78.1	2.8	(3.4)	58.0
Interest expense	(67.1)	(1.5)	(1.3)	—	(69.9)
Investment income	—	0.1	—	—	0.1

(Loss) income before charges and allocations to subsidiaries and equity in subsidiaries’ (loss) earnings before income taxes	(86.6)	76.7	1.5	(3.4)	(11.8)
Charges and allocations to subsidiaries and equity in subsidiaries’ (loss) earnings before income taxes	74.8	(47.8)	(0.4)	(26.6)	—

(Loss) earnings before (benefit) provision for income taxes	(11.8)	28.9	1.1	(30.0)	(11.8)
(Benefit) provision for income taxes	(8.5)	9.0	6.6	(15.6)	(8.5)

Net (loss) earnings	$(3.3)	$19.9	$(5.5)	$(14.4)	$(3.3)

Condensed Consolidating Cash Flow Statement
For the first nine months ended October 1, 2011

		Guarantor	Non-Guarantor	Nortek
	Parent	Subsidiaries	Subsidiaries	Consolidated
	(Dollar amounts in millions)

Cash Flows from operating activities:
Net cash (used in) provided by operating activities	$(72.9)	$97.3	$9.4	$33.8
Cash Flows from investing activities:
Capital expenditures	(0.1)	(10.9)	(2.9)	(13.9)
Net cash paid for businesses acquired	(5.8)	(25.1)	—	(30.9)
Investment in joint venture	—	(5.3)	—	(5.3)
Proceeds from the sale of property and equipment	0.1	0.5	—	0.6
Change in restricted cash and investments	—	0.2	—	0.2
Other, net	—	0.2	—	0.2

Net cash used in investing activities	(5.8)	(40.4)	(2.9)	(49.1)

Cash Flows from financing activities:
Increase in borrowings	50.0	5.3	25.3	80.6
Payment of borrowings	(66.8)	(5.2)	(27.3)	(99.3)
Sale of the 8.5% Senior Notes due 2021	500.0	—	—	500.0
Net proceeds from borrowings under the Term Loan Facility	348.2	—	—	348.2
Redemption of the 11% Senior Secured Notes due 2013	(753.3)	—	—	(753.3)
Long-term intercompany advance	68.9	(68.9)	—	—
Fees paid in connection with new debt facilities	(58.7)	—	—	(58.7)
Payment of minimum withholding taxes in connection with vesting of restricted stock	(2.7)	—	—	(2.7)

Net cash provided by (used in) financing activities	85.6	(68.8)	(2.0)	14.8

Net change in unrestricted cash and cash equivalents	6.9	(11.9)	4.5	(0.5)
Unrestricted cash and cash equivalents at the beginning of the period	16.0	21.3	20.4	57.7

Unrestricted cash and cash equivalents at the end of the period	$22.9	$9.4	$24.9	$57.2

Condensed Consolidating Cash Flow Statement
For the first nine months ended October 2, 2010

		Guarantor	Non-Guarantor	Nortek
	Parent	Subsidiaries	Subsidiaries	Consolidated
	(Dollar amounts in millions)

Cash Flows from operating activities:
Net cash (used in) provided by operating activities	$(66.2)	$138.5	$2.2	$74.5
Cash Flows from investing activities:
Capital expenditures	(0.2)	(9.2)	(3.2)	(12.6)
Net cash paid for businesses acquired	—	(9.2)	—	(9.2)
Proceeds from the sale of property and equipment	—	0.1	0.4	0.5
Change in restricted cash and investments	0.1	0.7	0.4	1.2
Intercompany dividend (received from) paid by subsidiaries	10.8	4.2	(15.0)	—
Other, net	—	(0.1)	0.1	—

Net cash provided by (used in) investing activities	10.7	(13.5)	(17.3)	(20.1)

Cash Flows from financing activities:
Increase in borrowings	—	—	47.9	47.9
Payment of borrowings	(90.0)	(1.6)	(46.4)	(138.0)
Long-term intercompany advance	124.1	(124.1)	—	—
Other, net	(0.8)	0.1	—	(0.7)

Net cash provided by (used in) financing activities	33.3	(125.6)	1.5	(90.8)

Net change in unrestricted cash and cash equivalents	(22.2)	(0.6)	(13.6)	(36.4)
Unrestricted cash and cash equivalents at the beginning of the period	43.6	11.4	34.6	89.6

Unrestricted cash and cash equivalents at the end of the period	$21.4	$10.8	$21.0	$53.2

17.	GUARANTOR FINANCIAL STATEMENTS

Nortek’s 10% Notes and 8.5% Notes are guaranteed by each of Nortek’s current and future domestic subsidiaries that guarantee Nortek’s obligations under its senior secured credit facilities (the “Guarantors”). The Guarantors are wholly-owned either directly or indirectly by Nortek and jointly and severally guarantee Nortek’s obligations under the 10% Notes and 8.5% Notes. None of Nortek’s foreign subsidiaries guarantee the 10% Notes and 8.5% Notes.

Consolidating balance sheets related to Nortek, the Guarantors and non-Guarantor subsidiaries as of December 31, 2010 and December 31, 2009 and the related consolidating statements of operations and cash flows for the year ended December 31, 2010 (Successor), the period December 20, 2009 to December 31, 2009 (Successor), the period January 1, 2009 to December 19, 2009 (Predecessor) and the year ended December 31, 2008 (Predecessor) are reflected below in order to comply with the reporting requirements for guarantor subsidiaries.

Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2010 (Successor)

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
		(Dollar amounts in millions)

Net Sales	$—	$1,563.6	$504.5	$(168.8)	$1,899.3

Costs and expenses:
Costs of products sold	—	1,131.4	429.1	(168.7)	1,391.8
Selling, general and administrative expenses, net	26.9	300.9	72.1	—	399.9
Amortization of intangible assets	—	33.7	3.3	—	37.0

	26.9	1,466.0	504.5	(168.7)	1,828.7

Operating (loss) earnings	(26.9)	97.6	—	(0.1)	70.6
Interest expense	(92.2)	(1.9)	(1.6)	—	(95.7)
Investment income	—	—	0.1	—	0.1

(Loss) income before charges and allocations to subsidiaries and equity in subsidiaries’ (loss) earnings before income taxes	(119.1)	95.7	(1.5)	(0.1)	(25.0)
Charges and allocations to subsidiaries and equity in subsidiaries’ (loss) earnings before income taxes	94.1	(65.1)	(0.4)	(28.6)	—

(Loss) earnings before (benefit) provision for income taxes	(25.0)	30.6	(1.9)	(28.7)	(25.0)
(Benefit) provision for income taxes	(11.6)	8.2	6.5	(14.7)	(11.6)

Net (loss) earnings	$(13.4)	$22.4	$(8.4)	$(14.0)	$(13.4)

Condensed Consolidating Statement of Operations
For the period December 20, 2009 to December 31, 2009 (Successor)

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
		(Dollar amounts in millions)

Net Sales	$—	$38.5	$10.3	$(4.8)	$44.0

Costs and expenses:
Costs of products sold	—	29.5	10.3	(4.6)	35.2
Selling, general and administrative expenses, net	—	7.3	1.2	—	8.5
Amortization of intangible assets	—	1.4	0.1	—	1.5

	—	38.2	11.6	(4.6)	45.2

Operating earnings (loss)	—	0.3	(1.3)	(0.2)	(1.2)
Interest expense	(3.5)	—	(0.1)	—	(3.6)

(Loss) income before charges and allocations to subsidiaries and equity in subsidiaries’ (loss) earnings before income taxes	(3.5)	0.3	(1.4)	(0.2)	(4.8)
Charges and allocations to subsidiaries and equity in subsidiaries’ (loss) earnings before income taxes	(1.3)	(1.8)	0.1	3.0	—

(Loss) earnings before (benefit) provision for income taxes	(4.8)	(1.5)	(1.3)	2.8	(4.8)
(Benefit) provision for income taxes	(1.4)	(0.6)	0.1	0.5	(1.4)

Net (loss) earnings	$(3.4)	$(0.9)	$(1.4)	$2.3	$(3.4)

Condensed Consolidating Statement of Operations
For the period January 1, 2009 to December 19, 2009 (Predecessor)

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
		(Dollar amounts in millions)

Net Sales	$—	$1,453.2	$431.4	$(120.7)	$1,763.9

Costs and expenses:
Costs of products sold	—	1,037.6	348.9	(120.5)	1,266.0
Selling, general and administrative expenses, net	17.2	282.4	73.0	—	372.6
Pre-petition reorganization items	22.5	—	—		22.5
Goodwill impairment charge	—	284.0	—	—	284.0
Amortization of intangible assets	—	19.2	3.0	—	22.2

	39.7	1,623.2	424.9	(120.5)	1,967.3

Operating (loss) earnings	(39.7)	(170.0)	6.5	(0.2)	(203.4)
Interest expense	(132.2)	(1.5)	(1.9)	—	(135.6)
Investment income	0.1	—	0.1	—	0.2

(Loss) income before gain on reorganization items, net and charges and allocations to subsidiaries and equity in subsidiaries’ (loss) earnings before income taxes	(171.8)	(171.5)	4.7	(0.2)	(338.8)
Gain on reorganization items, net	470.4	109.7	39.0	—	619.1

Income (loss) before charges and allocations to subsidiaries and equity in subsidiaries’ earnings (loss) before income taxes	298.6	(61.8)	43.7	(0.2)	280.3
Charges and allocations to subsidiaries and equity in subsidiaries’ earnings (loss) before income taxes	(18.3)	(22.3)	(0.1)	40.7	—

Earnings (loss) before provision (benefit) for income taxes	280.3	(84.1)	43.6	40.5	280.3
Provision (benefit) for income taxes	85.0	94.0	25.0	(119.0)	85.0

Net earnings (loss)	$195.3	$(178.1)	$18.6	$159.5	$195.3

Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2008 (Predecessor)

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
		(Dollar amounts in millions)

Net Sales	$—	$1,845.1	$572.3	$(147.7)	$2,269.7

Costs and expenses:
Costs of products sold	—	1,356.6	464.2	(147.3)	1,673.5
Selling, general and administrative expenses, net	34.8	349.5	83.7	—	468.0
Goodwill impairment charge	—	698.3	11.7	—	710.0
Amortization of intangible assets	0.3	24.2	3.7	—	28.2

	35.1	2,428.6	563.3	(147.3)	2,879.7

Operating (loss) earnings	(35.1)	(583.5)	9.0	(0.4)	(610.0)
Interest expense	(129.2)	(2.4)	(3.1)	—	(134.7)
Loss from debt retirement	(9.9)	—	—	—	(9.9)
Investment income	0.1	0.2	0.5	—	0.8

(Loss) income before charges and allocations to subsidiaries and equity in subsidiaries’ (loss) earnings before income taxes	(174.1)	(585.7)	6.4	(0.4)	(753.8)
Charges and allocations to subsidiaries and equity in subsidiaries’ (loss) earnings before income taxes	(579.7)	(43.7)	(0.2)	623.6	—

(Loss) earnings before provision (benefit) for income taxes	(753.8)	(629.4)	6.2	623.2	(753.8)
Provision (benefit) for income taxes	26.9	25.5	12.0	(37.5)	26.9

Net (loss) earnings	$(780.7)	$(654.9)	$(5.8)	$660.7	$(780.7)

Condensed Consolidating Balance Sheet as of December 31, 2010

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
	(Dollar amounts in millions)

ASSETS:
Current Assets:
Unrestricted cash and cash equivalents	$16.0	$21.3	$20.4	$—	$57.7
Restricted cash	—	—	0.1	—	0.1
Accounts receivable, less allowances	—	203.6	77.2	—	280.8
Intercompany receivables (payables)	1.4	(27.4)	26.0	—	—
Inventories, net	—	241.1	75.9	(3.5)	313.5
Prepaid expenses	2.4	9.0	4.5	—	15.9
Other current assets	6.3	18.7	8.2	(0.9)	32.3
Prepaid income taxes	6.1	9.1	1.7	—	16.9

Total current assets	32.2	475.4	214.0	(4.4)	717.2

Property and Equipment, at Cost:
Total property and equipment, net	0.6	157.1	77.8	—	235.5

Other Long-term Assets:
Investment in subsidiaries and long-term receivable from (to) subsidiaries	1,236.6	132.9	(20.8)	(1,348.7)	—
Goodwill	—	280.1	12.0	—	292.1
Intangible assets, less accumulated amortization	—	663.6	31.4	—	695.0
Other assets	16.3	14.2	0.8	—	31.3

Total other long-term assets	1,252.9	1,090.8	23.4	(1,348.7)	1,018.4

Total assets	$1,285.7	$1,723.3	$315.2	$(1,353.1)	$1,971.1

LIABILITIES AND STOCKHOLDERS’ INVESTMENT (DEFICIT):
Current Liabilities:
Notes payable and other short-term obligations	$—	$—	$8.6	$—	$8.6
Current maturities of long-term debt	—	5.0	2.7	—	7.7
Long-term debt	—	—	1.5	—	1.5
Accounts payable	4.0	83.9	87.8	—	175.7
Accrued expenses and taxes, net	19.3	123.9	50.0	—	193.2

Total current liabilities	23.3	212.8	150.6	—	386.7

Other Liabilities:
Deferred income taxes	(12.8)	153.5	13.7	(1.7)	152.7
Other long-term liabilities	38.0	116.2	16.9	—	171.1

	25.2	269.7	30.6	(1.7)	323.8

Notes, Mortgage Notes and Obligations
Payable, Less Current Maturities	1,078.4	13.2	10.2	—	1,101.8

Stockholder’s investment (deficit)	158.8	1,227.6	123.8	(1,351.4)	158.8

Total liabilities and stockholder’s investment (deficit)	$1,285.7	$1,723.3	$315.2	$(1,353.1)	$1,971.1

Condensed Consolidating Balance Sheet as of December 31, 2009

		Guarantor	Non-Guarantor		Nortek
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
		(Dollar amounts in millions)

ASSETS:
Current Assets:
Unrestricted cash and cash equivalents	$43.6	$11.4	$34.6	$—	$89.6
Restricted cash	0.1	0.7	0.5	—	1.3
Accounts receivable, less allowances	—	187.8	61.3	—	249.1
Intercompany receivables (payables)	1.3	(3.2)	1.9	—	—
Inventories, net	—	227.3	49.9	(4.0)	273.2
Prepaid expenses	9.0	6.3	2.7	—	18.0
Other current assets	1.1	4.8	7.6	—	13.5
Prepaid income taxes	8.1	16.7	0.6	—	25.4

Total current assets	63.2	451.8	159.1	(4.0)	670.1

Property and Equipment, at Cost:
Total property and equipment, net	0.4	162.7	81.8	—	244.9

Other Long-term Assets:
Investment in subsidiaries and long-term receivable from (to) subsidiaries	993.9	49.6	(30.2)	(1,013.3)	—
Goodwill	—	142.8	12.0	—	154.8
Intangible assets, less accumulated amortization	—	501.9	34.7	—	536.6
Other assets	8.5	2.6	1.4	—	12.5

Total other long-term assets	1,002.4	696.9	17.9	(1,013.3)	703.9

Total assets	$1,066.0	$1,311.4	$258.8	$(1,017.3)	$1,618.9

LIABILITIES AND STOCKHOLDERS’ INVESTMENT (DEFICIT):
Current Liabilities:
Notes payable and other short-term obligations	$—	$—	$13.4	$—	$13.4
Current maturities of long-term debt	25.0	2.2	5.2	—	32.4
Long-term debt	—	—	4.1	—	4.1
Accounts payable	1.6	66.8	56.1	—	124.5
Accrued expenses and taxes, net	21.4	111.7	41.8	—	174.9

Total current liabilities	48.0	180.7	120.6	—	349.3

Other Liabilities:
Deferred income taxes	(13.4)	99.2	28.3	(1.5)	112.6
Other long-term liabilities	42.9	99.6	9.0	—	151.5

	29.5	198.8	37.3	(1.5)	264.1

Notes, Mortgage Notes and Obligations Payable, Less Current Maturities	818.4	16.2	0.8	—	835.4

Stockholder’s investment (deficit)	170.1	915.7	100.1	(1,015.8)	170.1

Total liabilities and stockholder’s investment (deficit)	$1,066.0	$1,311.4	$258.8	$(1,017.3)	$1,618.9

Condensed Consolidating Cash Flow Statement
For the Year Ended December 31, 2010 (Successor)

		Guarantor	Non-Guarantor	Nortek
	Parent	Subsidiaries	Subsidiaries	Consolidated
		(Dollar amounts in millions)

Cash Flows from operating activities:
Net cash (used in) provided by operating activities	$(145.7)	$177.7	$14.9	$46.9
Cash Flows from investing activities:
Capital expenditures	(0.3)	(13.4)	(6.1)	(19.8)
Net cash paid for businesses acquired	(76.1)	(209.1)	—	(285.2)
Proceeds from the sale of property and equipment	—	—	0.4	0.4
Change in restricted cash and investments	0.1	0.7	0.4	1.2
Intercompany dividend paid by (received from) subsidiaries	10.8	4.2	(15.0)	—
Other, net	0.1	(0.2)	0.1	—

Net cash used in investing activities	(65.4)	(217.8)	(20.2)	(303.4)

Cash Flows from financing activities:
Increase in borrowings	90.1	—	43.0	133.1
Payment of borrowings	(95.0)	(2.2)	(51.9)	(149.1)
Net proceeds from the sale of the 10% Senior Unsecured Notes due 2018	250.0	—	—	250.0
Long-term intercompany advance	(52.1)	52.1	—	—
Fees paid in connection with debt facilities	(9.5)	—	—	(9.5)
Other, net	—	0.1	—	0.1

Net cash provided by (used in) financing activities	183.5	50.0	(8.9)	224.6

Net change in unrestricted cash and cash equivalents	(27.6)	9.9	(14.2)	(31.9)
Unrestricted cash and cash equivalents at the beginning of the period	43.6	11.4	34.6	89.6

Unrestricted cash and cash equivalents at the end of the period	$16.0	$21.3	$20.4	$57.7

Condensed Consolidating Cash Flow Statement
For the period December 20, 2009 to December 31, 2009 (Successor)

		Guarantor	Non-Guarantor	Nortek
	Parent	Subsidiaries	Subsidiaries	Consolidated
	(Dollar amounts in millions)

Cash Flows from operating activities:
Net cash (used in) provided by operating activities	$(1.6)	$4.0	$4.4	$6.8
Cash Flows from investing activities:
Capital expenditures	—	(0.3)	(0.2)	(0.5)
Change in restricted cash and investments	0.6	—	—	0.6
Other, net	0.1	(0.1)	(0.2)	(0.2)

Net cash provided by (used in) investing activities	0.7	(0.4)	(0.4)	(0.1)

Cash Flows from financing activities:
Increase in borrowings	—	—	0.3	0.3
Payment of borrowings	—	—	(4.1)	(4.1)
Long-term intercompany advance	7.0	(7.0)	—	—

Net cash provided by (used in) financing activities	7.0	(7.0)	(3.8)	(3.8)

Net change in unrestricted cash and cash equivalents	6.1	(3.4)	0.2	2.9
Unrestricted cash and cash equivalents at the beginning of the period	37.5	14.8	34.4	86.7

Unrestricted cash and cash equivalents at the end of the period	$43.6	$11.4	$34.6	$89.6

Condensed Consolidating Cash Flow Statement
For the period January 1, 2009 to December 19, 2009 (Predecessor)

		Guarantor	Non-Guarantor	Nortek
	Parent	Subsidiaries	Subsidiaries	Consolidated
		(Dollar amounts in millions)

Cash Flows from operating activities:
Net cash (used in) provided by operating activities	$(183.1)	$175.6	$28.9	$21.4
Cash Flows from investing activities:
Capital expenditures	—	(11.3)	(6.6)	(17.9)
Net cash paid for businesses acquired	—	(14.1)	—	(14.1)
Proceeds from the sale of property and equipment	1.3	0.7	0.2	2.2
Change in restricted cash and investments	(0.7)	—	(0.5)	(1.2)
Other, net	(0.2)	(0.9)	(1.8)	(2.9)

Net cash provided by (used in) investing activities	0.4	(25.6)	(8.7)	(33.9)

Cash Flows from financing activities:
Increase in borrowings	20.0	—	44.7	64.7
Payment of borrowings	(75.0)	(7.7)	(61.1)	(143.8)
Long-term intercompany advance	135.2	(135.2)	—	—
Fees paid in connection with debt facilities	(4.1)	—	—	(4.1)
Other, net	—	0.2	—	0.2

Net cash provided by (used in) financing activities	76.1	(142.7)	(16.4)	(83.0)

Net change in unrestricted cash and cash equivalents	(106.6)	7.3	3.8	(95.5)
Unrestricted cash and cash equivalents at the beginning of the period	144.1	7.5	30.6	182.2

Unrestricted cash and cash equivalents at the end of the period	$37.5	$14.8	$34.4	$86.7

Condensed Consolidating Cash Flow Statement
For the Year Ended December 31, 2008 (Predecessor)

		Guarantor	Non-Guarantor	Nortek
	Parent	Subsidiaries	Subsidiaries	Consolidated
		(Dollar amounts in millions)

Cash Flows from operating activities:
Net cash (used in) provided by operating activities	$(139.1)	$168.8	$24.7	$54.4
Cash Flows from investing activities:
Capital expenditures	—	(16.5)	(8.9)	(25.4)
Net cash paid for businesses acquired	—	(32.7)	—	(32.7)
Proceeds from the sale of property and equipment	—	8.5	—	8.5
Change in restricted cash and investments	—	0.3	—	0.3
Intercompany dividend paid by (received from) subsidiaries	8.6	—	(8.6)	—
Other, net	(0.9)	(0.8)	(0.2)	(1.9)

Net cash (used in) provided by investing activities	7.7	(41.2)	(17.7)	(51.2)

Cash Flows from financing activities:
Increase in borrowings	265.0	—	14.4	279.4
Payment of borrowings	(79.2)	(17.0)	(14.8)	(111.0)
Net proceeds from the sale of the 10% Senior Secured Notes due 2013	742.2	—	—	742.2
Redemption of Nortek’s senior secured credit facility	(755.5)	—	—	(755.5)
Fees paid in connection with new debt facilities	(33.8)	—	—	(33.8)
Equity investment by Nortek Holdings, Inc.	4.2	—	—	4.2
Intercompany transfers	112.0	(112.0)	—	—
Other, net	0.1	—	—	0.1

Net cash provided by (used in) financing activities	255.0	(129.0)	(0.4)	125.6

Net change in unrestricted cash and cash equivalents	123.6	(1.4)	6.6	128.8
Unrestricted cash and cash equivalents at the beginning of the period	20.5	8.9	24.0	53.4

Unrestricted cash and cash equivalents at the end of the period	$144.1	$7.5	$30.6	$182.2